Contractual Commitments - Agreements of Extension of Concessions - Additional Information (Detail) - USD ($) $ in Millions					1 Months Ended		12 Months Ended
	Jan. 08, 2016	Oct. 02, 2013	Jul. 24, 2013	Oct. 23, 2012	Nov. 30, 2012	Apr. 30, 2011	Dec. 31, 2019	Nov. 14, 2019	Sep. 30, 2013
Province Of Chubut [member]
Disclosure of geographical areas [line items]
Exploitation concessions, extended term		30 years
Magalles area [member]
Disclosure of geographical areas [line items]
Exploitation concessions, extended term	10 years
Province of Neuquen [member] | Other concessions [member] | Bottom of range [member]
Disclosure of geographical areas [line items]
Expire period							2026
Province of Neuquen [member] | Other concessions [member] | Top of range [member]
Disclosure of geographical areas [line items]
Expire period							2027
Province of Neuquen [member] | Loma La Lata - Loma Campana [member]
Disclosure of geographical areas [line items]
Extended period			22 years
Province of Neuquen [member] | Loma Amarilla Sur [Member]
Disclosure of geographical areas [line items]
Commitment to Investment								$ 60
Province of Neuquen [member] | Loma La Lata Norte and Loma Campana areas [member] | Chevron's initial payment [member]
Disclosure of geographical areas [line items]
Payments of contractual commitments fee									$ 300
Province of Neuquen [member] | Loma La Lata - Sierra Barrosa areas [member]
Disclosure of geographical areas [line items]
Extended of additional period							10 years
Province of Mendoza [member]
Disclosure of geographical areas [line items]
Extended period						10 years
Province of Santa Cruz [member]
Disclosure of geographical areas [line items]
Extended period					25 years
Salta [Member]
Disclosure of geographical areas [line items]
Extended period				10 years
National Executive Branch [member] | Magallanes area [member]
Disclosure of geographical areas [line items]
Exploitation concessions, extended term	10 years